Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of assets under capital lease, included in equipment and fixtures, net, on consolidated balance sheets

	December 31, 2012	December 31, 2011
Furniture and fixtures	$2,940	$2,968
Building improvements	12,797	12,884
Computer equipment	15,718	10,262
Telecom and other equipment	18,919	17,778

	50,374	43,892
Less: accumulated depreciation	(28,338)	(17,917)

	$22,036	$25,975

Schedule of future minimum payments under capital and operating leases

Future minimum payments under capital and operating leases consist of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	10,159	37,823
2014	4,798	30,105
2015	1,069	25,162
2016	575	18,379
2017	—	9,313
Thereafter	—	7,703

Total future minimum lease payments	16,601	$128,485
Less amount representing interest	(1,355)

	15,246
Less current portion	(9,279)

Capital lease obligations, net of current portion	$5,967

Schedule of rent expense included in consolidated statements of operations in selling, general and administrative expenses

	Year Ended December 31,
	2012	2011	2010
Rent expense	$48,761	$49,265	$50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)

Net rent expense	$48,001	$45,810	$45,346